N-2	Jan. 30, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001383414
Amendment Flag	false
Securities Act File Number	814-00736
Document Type	8-K
Entity Registrant Name	PennantPark Investment Corporation
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On January 30, 2026, PennantPark Investment Corporation (the “Company”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”) governing the issuance of $75,000,000 in aggregate principal amount of 7.00% Senior Unsecured Notes due February 1, 2029 (the “Notes”), to a qualified institutional investor (the “Investor”) in a private placement (the “Private Placement”).

Long Term Debt, Principal	$ 75,000,000
Long Term Debt, Structuring [Text Block]
On January 30, 2026, PennantPark Investment Corporation (the “Company”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”) governing the issuance of $75,000,000 in aggregate principal amount of 7.00% Senior Unsecured Notes due February 1, 2029 (the “Notes”), to a qualified institutional investor (the “Investor”) in a private placement (the “Private Placement”).
Interest on the Notes will be due semi-annually on the 1st day of February and August each year, beginning on August 1, 2026. The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option at par plus accrued and unpaid interest to the pr epaym
ent date and, if prior to November 1, 2028, a make-whole premium. In addition, the Company is obligated to offer to prepay the Notes at par plus accrued and unpaid interest up to, but excluding, the date of prepayment, if certain change in control events occur. The Notes are general unsecured obligations of the Company that rank pari passu
with all outstanding and future unsecured unsubordinated indebtedness issued by the Company.

Long Term Debt, Dividends and Covenants [Text Block]
The Note Purchase Agreement contains customary terms and conditions for senior unsecured notes issued in a private placement, including, without limitation, affirmative and negative covenants such as information reporting, and a minimum asset coverage ratio of 1.50 to 1.00.
The Note Purchase Agreement also contains customary events of default with customary cure and notice periods, including, without limitation, nonpayment, incorrect representation in any material respect, breach of covenant, certain judgments and orders and certain events of bankruptcy.
In connection with the Private Placement, the Company entered into a Registration Rights Agreement, dated as of January 30, 2026 (the “Registration Rights Agreement”), with the Investor. Pursuant to the Registration Rights Agreement, the Company is obligated to file with the Securities and Exchange Commission a registration statement with respect to an offer to exchange the Notes for a new issue of debt securities registered under the Securities Act of 1933, as amended (the “Securities Act”), with terms substantially identical to those of the Notes (except for provisions relating to transfer restrictions and payment of additional interest) and to use its commercially reasonable efforts to consummate such exchange offer on the earliest practicable date after the registration statement has been declared effective but in no event later than 365 days after the initial issuance of the Notes. If the Company is not able to effect the exchange offer, the Company will be obligated to file a registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Company fails to satisfy its registration obligations by certain dates specified in the Registration Rights Agreement, the Company will be required to pay additional interest to the holder of the Notes.